Expense Example - FidelityOTCK6Portfolio-PRO - FidelityOTCK6Portfolio-PRO - Fidelity OTC K6 Portfolio - Fidelity OTC K6 Portfolio	Sep. 29, 2023 USD ($)
Expense Example:
1 year	$ 51
3 years	160
5 years	280
10 years	$ 628